CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 1,689,511	$ 6,935,012
Prepaids and advances (note 3)	205,559	75,898
Total current assets	1,895,070	7,010,910
Long term deposit (note 4)	10,000	10,000
Capital assets (note 6)	257,139	257,968
Mineral properties (note 5)	18,248,198	18,248,198
Total assets	20,410,407	25,527,076
LIABILITIES
Accounts payable	390,349	552,377
Accrued liabilities	97,226	50,550
Due to related parties (note 7)	83,744	132,240
Canadian dollar common share purchase warrants (note 9e)	0	263,398
Total current liabilities	571,319	998,565
Total liabilities	571,319	998,565
SHAREHOLDERS' EQUITY
Authorized 100,000,000 Common Shares, $0.0001 par value (note 9a) 50,000,000 Preferred Shares, $0.0001 par value Issued and outstanding 62,753,840 Common Shares (December 31, 2011 - 62,753,840)(note 9)	6,275	6,275
Additional paid-in capital	41,342,964	40,761,669
Deficit accumulated during the exploration stage	(21,510,151)	(16,239,433)
Total shareholders' equity	19,839,088	24,528,511
Total liabilities and shareholders' equity	$ 20,410,407	$ 25,527,076